er

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 49.7%
86,300	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,778,214
178,427	iShares Global REIT ETF	4,560,594
33,651	iShares MSCI Emerging Markets ex China ETF	2,271,779
18,747	iShares MSCI USA Small-Cap Multifactor ETF	1,393,839
118,968	SPDR Portfolio S&P 400 Mid Cap ETF	6,803,780
21,776	SPDR Portfolio S&P 500 Growth ETF	2,275,810
116,418	SPDR Portfolio S&P 500 Value ETF	6,441,408
98,072	SPDR Portfolio S&P 600 Small Cap ETF	4,542,695
198,145	Vanguard FTSE Developed Markets ETF	11,872,848
70,015	Vanguard FTSE Emerging Markets ETF	3,793,413
22,285	Vanguard S&P 500 ETF	13,646,888
29,887	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,133,913
		62,515,181
	FIXED INCOME - 38.6%
71,120	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	7,927,746
36,727	SPDR Blbg Investment Grade Floating Rate ETF	1,133,395
299,542	SPDR Portfolio Short Term Corporate Bond ETF	9,073,127
133,048	VanEck J. P. Morgan EM Local Currency Bond ETF	3,394,054
75,602	Vanguard Intermediate-Term Treasury ETF	4,538,388
48,314	Vanguard Mortgage-Backed Securities ETF(a)	2,268,825
223,828	Vanguard Short-Term Inflation-Protected Securities ETF	11,332,413
57,788	Vanguard Short-Term Treasury ETF	3,400,824
22,913	Vanguard Total International Bond ETF(a)	1,133,277
122,092	Xtrackers USD High Yield Corporate Bond ETF	4,530,834
		48,732,883

	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,560,102)	111,248,064

	SHORT-TERM INVESTMENTS — 13.5%
	COLLATERAL FOR SECURITIES LOANED - 2.3%
2,883,630	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $2,883,630)(b)	2,883,630

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 13.5% (Continued)
	MONEY MARKET FUNDS - 11.2%
14,181,854	Invesco Government & Agency Portfolio, Institutional Class, 4.04% (Cost $14,181,854)(b)				$ 14,181,854

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,065,484)				17,065,484

	TOTAL INVESTMENTS - 101.8% (Cost $111,625,586)				$ 128,313,548
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%				(2,224,020)
	NET ASSETS - 100.0%				$ 126,089,528

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
58	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	01/02/2026	$ 6,333,328	$ 1,812
4	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/22/2025	491,100	7,910
8	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	12/22/2025	2,695,500	37,180
3	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	12/22/2025	985,860	(6,860)
12	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/22/2025	1,671,180	(7,080)
16	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/22/2025	1,087,760	10,640
	TOTAL FUTURES CONTRACTS				$ 43,602

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,423,360 at March 31, 2025. The loaned securities were secured with cash collateral of $2,883,630 and non-cash collateral of $8,778,678. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.